Presentation of the Financial Statements and Accounting Practices - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 17, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee		100.00%
Percentage of ownership interest held by subsidiaries in joint operations	20.00%
Contract assets		$ 358.0	$ 447.5	$ 370.6	$ 370.6	$ 387.7
Contract liabilities		$ 1,243.6	1,126.6		1,244.8
Description on period of activity of inventories		Probable losses on inventories of spare parts are recognized based on technical obsolescence or items without activity for over two years and for which there is no future demand.
Percentage of dividend and interest on capital on net income		25.00%
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Effective percentage of hedging instruments		80.00%
Warranty coverage period		3 years
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Effective percentage of hedging instruments		125.00%
Warranty coverage period		6 years
Computer software [member]
Disclosure of basis of preparation of financial statements [line items]
Description on tenure of benefits derived from intangible assets		Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.
Employee profit sharing plan [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of employee profit sharing of net income		12.50%
Percentage of total amount of profit sharing equally divided to employees		50.00%
Percentage of other profit sharing proportion to employees salary		50.00%
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of basis of preparation of financial statements [line items]
Contract assets			447.5	370.6	$ 370.6	$ 387.7
Contract liabilities			$ 1,126.6	$ 1,244.8
Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Nominal rate of current income tax		34.00%
Percentage of income tax rate		25.00%
Percentage of social contribution on net income		9.00%
SAVIS Tecnologia e Sistemas S.A. [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations		93.50%
SAVIS Tecnologia e Sistemas S.A. [member] | Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee		100.00%
Embraer S.A [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations		6.50%